As filed with the Securities and Exchange Commission on June 28, 2004

                                             1933 Act Registration No. 333-68105
                                             1940 Act Registration No. 811-09121

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
                                       ---
         Post-Effective Amendment No.   9                              [X]
                                       ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    11                                            [X]
                         ---

                             JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           225 WEST WACKER DRIVE, SUITE 1200, CHICAGO, ILLINOIS 60606
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 338-5801
--------------------------------------------------------------------------------

                                            With a copy to:

        Susan S. Rhee, Esq.                 Christopher Petito, Esq.
        JNL Variable Fund LLC               Jorden Burt, P.C.
        1 Corporate Way                     1025 Thomas Jefferson Street, N.W.
        Lansing, MI 48951                   Suite 400 East
                                            Washington, D.C. 20007

                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
---
     on May 1, 2004 pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---
     on (date) pursuant to paragraph (a)(1)
---
 X   75 days after  filing  pursuant to paragraph  (a)(2) on (date)  pursuant to
---  paragraph (a)(2) of Rule 485.

     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                             JNL VARIABLE FUND LLC
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                               Caption in Prospectus or
                                               Statement of Additional
                                               Information relating to
N-1A Item                                      each Item
---------                                      --------------------------------

Part A.  Information Required in a Prospectus   Prospectus

1.  Front and Back Cover Pages                  Front and Back Cover Pages

2.  Risk/Return Summary:  Investments,          About the Series of the Fund
    Risks, and Performance

3.  Risk/Return Summary:  Fee Table             Not Applicable

4.  Investment Objectives, Principal            About the Series of the Fund
    Investment Strategies, and Related Risks

5.  Management's Discussion of Fund             Not Applicable
    Performance

6.  Management, Organization and Capital        Management of the Fund;
    Structure                                   Investment in Fund Interests

7.  Shareholder Information                     Investment in Fund Interests;
                                                Redemption of Fund Interests;
                                                Tax Status

8.  Distribution Arrangements                   Not Applicable

9.  Financial Highlights Information            Financial Highlights


Part B. Information Required in a Statement     Statement of
of Additional Information                       Additional Information

10. Cover Page and Table Of Contents            Cover Page and Table of Contents

11. Fund History                                General Information and History

12. Description of the Fund and Its             Common Types of Investments and
    Investments and Risks                       Management Practices; Additional
                                                Risk Considerations; Investment
                                                Restrictions Applicable to All
                                                Series

13. Management of the Fund                      Management of the Fund

14. Control Persons and Principal Holders       Management of the Fund
    of Securities

15. Investment Advisory and Other Services      Investment Advisory and Other
                                                Services

16. Brokerage Allocation and Other Practices    Investment Advisory and Other
                                                Services

17. Capital Stock and Other Securities          Purchases, Redemptions and
                                                Pricing of Interests; Additional
                                                Information

18. Purchase, Redemption and Pricing of         Purchases, Redemptions and
    Shares                                      Pricing of Interests

19. Taxation of the Fund                        Tax Status

20. Underwriters                                Not Applicable

21. Calculation of Performance Data             Performance

22. Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement the addition of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/Mellon Capital Management Value Line(R) 25 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund for the JNL Variable Fund LLC and to the Statement of Additional Information dated May 1, 2004, both of which were filed with the Commission on April 29, 2004, as part of Post-Effective Amendment No. 8 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

               SUPPLEMENT DATED OCTOBER 4, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC

The following changes apply to the prospectus listed above:

The following Funds should be added to the list of Funds on the cover page:

         JNL/Mellon Capital Management NASDAQ(R) 15 Fund
         JNL/Mellon Capital Management Value Line(R) 25 Fund
         JNL/Mellon Capital Management VIP Fund
         JNL/Mellon Capital Management JNL 5 Fund

The second page should be deleted in its entirety and replaced with the following:

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The Dow SM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow SM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The Dow SM 10 Fund or the owners of the JNL/Mellon Capital Management The Dow SM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW SM 10 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or serve marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes not representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

JNL/MELLON  CAPITAL  MANAGEMENT  GLOBAL 15 FUND (formerly  JNL/Curian  Global 15
Fund)

The section entitled "AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003" should be deleted in its entirety and replaced with the following:

     AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------------ --------------------- -------------------
                                                                                1 YEAR           LIFE OF FUND*
------------------------------------------------------------------------ --------------------- -------------------
JNL/Mellon Capital Management Global 15 Fund (Class A)                           33.16%               -0.09%
Dow Jones Industrial Average                                                     28.29%                0.48%
Financial Times 30 Index                                                          9.12%+             -16.56%
Hang Seng Stock Index                                                            41.20%                0.42%
MSCI DTR World IndexSM                                                           33.11%               -3.04%
------------------------------------------------------------------------ --------------------- -------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The Financial Times 30 Index is comprised of 30 leading U.K. companies chosen to be representative of British industry.

The Hang Seng Stock Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of the Stock Exchange of Hong Kong.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

*The Fund began operations on July 6, 1999.
+ This does not include currency adjustments.

The following Funds should be added to the section entitled "ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC":

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R)15 Fund (Nasdaq 15 Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be as of January 2, 2004. Thereafter, the Stock Selection Date will be on or about January 1 of each year.

The 15 common stocks held by the fund are selected each year through the following multi-step process from the stocks listed on the Nasdaq 100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the securities determined by the strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the fund. The performance of the Nasdaq 15 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). If a Securities Related Company is selected by the strategy described above, the sub-adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S. -traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer that would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on a Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

         SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ ----------------------- ---------------------
                                                                          CLASS A                CLASS B
------------------------------------------------------------------ ----------------------- ---------------------
------------------------------------------------------------------ ----------------------- ---------------------
Management/Administrative Fee                                               0.52%                   0.52%
------------------------------------------------------------------ ----------------------- ---------------------
------------------------------------------------------------------ ----------------------- ---------------------
12b-1 Service Fee                                                           0.20%                      0%
------------------------------------------------------------------ ----------------------- ---------------------
------------------------------------------------------------------ ----------------------- ---------------------
Other Expenses *                                                            0.05%                   0.05%
------------------------------------------------------------------ ----------------------- ---------------------
------------------------------------------------------------------ ----------------------- ---------------------
Total Fund Annual Operating Expenses                                        0.77%                   0.57%
------------------------------------------------------------------ ----------------------- ---------------------

* Other Expenses include the costs associated with a .04% license fee paid to NASDAQ and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------- ---------------------------- ---------------------------
EXPENSE EXAMPLE                                                    CLASS A                     CLASS B
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
1 Year                                                               $79                         $58
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
3 Years                                                             $246                        $183
-------------------------------------------------------- ---------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Value Line(R) 25 Fund (Value Line 25 Fund) is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line. Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on the Stock Selection Date. The initial Stock Selection Date will be as of January 2, 2004. Thereafter, the Stock Selection Date will be on or about January 1 of each year.

The 25 stocks are chosen as follows:

     o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

     o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

     o the numerical ranks achieved by each company in the above step are added; and

     o    the 25 stocks with the lowest sums are  selected for the Value Line 25
          Fund.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the securities determined by the strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the fund. The performance of the Value Line 25 Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate many of its assets to a single issuer then would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.

     o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

     o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

         SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ---------------------------- ---------------------------
                                                                  CLASS A                     CLASS B
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Management/Administrative Fee                                      0.52%                       0.52%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
12b-1 Service Fee                                                  0.20%                          0%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Other Expenses *                                                   0.16%                       0.16%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Total Fund Annual Operating Expenses                               0.88%                       0.68%
------------------------------------------------------- ---------------------------- ---------------------------

* Other Expenses include the costs associated with a .15% license fee paid to Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer..

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------- ---------------------------- ---------------------------
EXPENSE EXAMPLE                                                    CLASS A                     CLASS B
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
1 Year                                                               $90                         $69
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
3 Years                                                             $281                        $218
-------------------------------------------------------- ---------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund (VIP Fund) is total return.

PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

     o    The Dowsm DART 5 Strategy;

     o    The European 20 Strategy;

     o    The Nasdaq(R) 15 Strategy;

     o    The S&P 24 Strategy;

     o    The Small-Cap Strategy; and

     o    The Value Line(R) 25 Strategy.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be as of January 2, 2004. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the securities determined by each strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The securities which comprise the above strategies are selected as follows:

THE DOWSM DART 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow DART 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIAsm stocks with high dividend yields and/or high buyback ratios and high return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1".

     The Dow DART 5 Strategy stocks are determined as follows:

          o The sub-adviser ranks all 30 stocks contained in the DJIAsm by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus;

          o The sub-adviser then selects the 10 stocks with the highest combined dividend yields and buyback ratios; and

          o From the 10 stocks selected above, the sub-adviser selects the five stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year.

EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

          o The sub-adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield as of three business days prior to the date of this prospectus;

          o The sub-adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy.

THE NASDAQ(R) 15 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Strategy seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R).

     The 15 common stocks held by the strategy are selected each year through the following multi-step process from the stocks listed on the Nasdaq 100 Index as of the close of business on or about the applicable Stock Selection Date. First, the securities are ranked by the following criteria: (1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund.

THE S&P 24 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Strategy seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. The S&P 24 Strategy selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The 24 companies are selected only once annually using following the following steps:

          o All of the economic sectors in the S&P 500 Index are ranked by market capitalization and the eight largest sectors are selected;

          o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

               o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

               o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

               o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

          o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for The S&P 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

     Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

SMALL-CAP STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Small-Cap Strategy seeks to achieve its objective by investing in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Small-Cap Strategy stocks are determined as follows:

     o The sub-adviser selects the stocks of all U.S. corporations which trade on the NYSE, the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq") (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts) as of two business days prior to the date of this prospectus;

     o    The   sub-adviser   then  selects   companies   which  have  a  market
          capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000;

     o The sub-adviser then selects the stocks with positive three-year sales growth;

     o The sub-adviser then selects those stocks whose most recent annual earnings are positive;

     o The sub-adviser then eliminates any stock whose price has appreciated by more then 75% in the last 12 months; and

     o Finally, the sub-adviser selects the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Small-Cap Strategy.

VALUE LINE(R) 25 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Strategy seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six months relative to the others. Value Line(R) bases their rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen from the 100 stocks with the #1 ranking on or about January 1 each year, the Stock Selection Date. Initially, the stocks will be selected as of January 2, 2004.

     The 25 stocks are chosen as follows:

          o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

          o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

          o the numerical ranks achieved by each company in the above step are added; and

          o the 25 stocks with the lowest sums are selected for the Value Line 25 Fund.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

          o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

          o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of cause the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

         SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ---------------------------- ---------------------------
                                                                  CLASS A                     CLASS B
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Management/Administrative Fee                                      0.52%                       0.52%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
12b-1 Service Fee                                                  0.20%                          0%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Other Expenses*                                                    0.05%                       0.05%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Total Fund Annual Operating Expenses                               0.77%                       0.57%
------------------------------------------------------- ---------------------------- ---------------------------

* Other Expenses include the costs associated with license fees paid to The Dow, NASDAQ, S&P and Value Line and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------- ---------------------------- ---------------------------
EXPENSE EXAMPLE                                                    CLASS A                     CLASS B
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
1 Year                                                               $79                         $58
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
3 Years                                                             $246                        $183
-------------------------------------------------------- ---------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL 5 Fund ("JNL 5 Fund") is total return through capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:

     o    The Dowsm 10 Strategy;

     o    The S&P(R)10 Strategy;

     o    The Global 15 Strategy;

     o    The 25 Strategy; and

     o    The Select Small-Cap Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on the Stock Selection Date. The initial Stock Selection Date will be as of January 2, 2004. Thereafter the Stock Selection Date will be on or about January 1 of each year. The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Each year, on or about the Stock Selection Date, the Fund expects to reallocate its assets in equal amounts among the securities determined by each strategy. On the applicable Stock Selection Date, the percentage relationship among the number of shares of each issuer held by the Fund is established. This percentage relationship is used until the next Stock Selection Date to invest additional amounts allocated to the Fund. The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategy of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer that would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

     o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on a Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to other large capitalization common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

     o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of cause the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

The Fund will commence investment operation on or about the date of this prospectus. Therefore, a bar chart and table have not been included for this Fund.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

         SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
------------------------------------------------------- ---------------------------- ---------------------------
                                                                  CLASS A                     CLASS B
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Management/Administrative Fee                                      0.52%                       0.52%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
12b-1 Service Fee                                                  0.20%                          0%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Other Expenses                                                     0.01%                       0.01%
------------------------------------------------------- ---------------------------- ---------------------------
------------------------------------------------------- ---------------------------- ---------------------------
Total Fund Annual Operating Expenses                               0.73%                       0.53%
------------------------------------------------------- ---------------------------- ---------------------------

* Other Expenses include the costs associated with license fees paid to The Dow and S&P and includes the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------- ---------------------------- ---------------------------
EXPENSE EXAMPLE                                                    CLASS A                     CLASS B
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
1 Year                                                               $75                         $54
-------------------------------------------------------- ---------------------------- ---------------------------
-------------------------------------------------------- ---------------------------- ---------------------------
3 Years                                                             $233                        $170
-------------------------------------------------------- ---------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The section entitled "ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT TARGET AND SECTOR FUNDS" should be deleted in its entirety and replaced with the following:

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS.

THE JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND THE JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND ("JNL/MCM FUNDS") GENERALLY. It is generally not possible for the sub-adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the sub-adviser generally attempts to maintain, to the extent practicable, a minimum cash position at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The sub-adviser attempts to replicate the percentage relationship (determined based on the number of shares of each stock, not the stocks' prices or values) of the stocks selected at the prior Stock Selection Date when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the percentage relationships of the number of shares of each stock owned immediately after the Stock Selection Date seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the number of shares of each of the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Fund, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission (SEC) from this limitation so that The Dow 10, The S&P 10 and the Global 15 Funds may invest up to approximately 10.5% (for The Dow 10 Fund and The S&P 10 Fund) and 7.17% (for the Global 15 Fund) of the respective Fund's total assets in the stock of Securities Related Companies. The 10.5% and 7.17% respective standards are applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The sub-adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

As of the January 2005 Stock Selection Date, this will no longer apply. In selecting the securities to be purchased by each of the JNL/MCM Funds, the sub-adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.

                       MANAGEMENT OF THE JNL VARIABLE FUND

In the section entitled "INVESTMENT ADVISER", the last two paragraphs should be deleted in their entirety and replaced with the following:

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%

The section entitled "TAX STATUS" should be deleted in its entirety and replaced with the following:

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds: (i) JNL/Mellon Capital Management Target Funds and (ii) Sector Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS

The sole owners of each JNL/MCM Funds are JNL separate accounts that hold such interests pursuant to variable annuity and variable life insurance contracts. Each JNL/Mellon Capital Management Target Fund is treated by JNL as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of JNL.

SECTOR FUNDS, JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

The sole owners of each Fund is one or more separate accounts of JNL and Jackson National Life Insurance Company of New YorkSM that hold interests in the Funds pursuant to variable annuity and variable life insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Sector Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of JNL and Jackson National Life Insurance Company of New York. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The sub-adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

The second paragraph in the section entitled "FINANCIAL HIGHLIGHTS" should be deleted in its entirety and replaced with the following: [to be provided by amendment]

The information for 2001, 2002 and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

(To be used with VC3656 5/04, VC3652 5/04, VC5526 5/04, FVC4224FT 5/04, NV3714CE
5/04, NV4224 5/04, NV5526 5/04, HR105 5/04 and VC2440 5/04.)

                                                               V________ 10/04

                     SUPPLEMENT DATED OCTOBER 4, 2004 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004

                            JNL(R) VARIABLE FUND LLC


Under the section entitled "COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES", please add the following paragraph:

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL FUNDS EXCLUDING THE SECTOR FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.

On page 28 under the section entitled "MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND", please delete the last paragraph in its entirety and replace it with the following:

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (40 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (15 portfolios), JNL Variable Fund III LLC (1 portfolio), JNL Variable Fund V LLC (1 portfolio) and JNLNY Variable Fund I LLC (7 portfolios).

On page 29 the number 63 in the column entitled "NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY THE MANAGER" should be deleted in its entirety and replaced with the number 65.

Beginning on page 35 under the section entitled "INVESTMENT ADVISER" please delete the fourth and fifth paragraphs in their entirety and replace them with the following:

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

              ASSETS                                ANNUAL RATE
              ------                                -----------
              $0 to $50 million                        0.37%
              $50 to $100 million                      0.31%
              Over $100 million                        0.28%

On page 37 under the section entitled "INVESTMENT SUB-ADVISER" please delete the first paragraph in its entirety and replace it with the following:

The Adviser is obligated to pay Mellon Capital out of the advisory fee it receives from each JNL/Mellon Capital Management Funds the following fees:

The following paragraphs should be added at the end of the section entitled "LICENSE AGREEMENTS" on page 40:

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

On page 46, the second paragraph of the section entitled "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" should be deleted and replaced with the following:

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercise the right to vote. In addition, the sub-adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-adviser, or affiliates of the Funds. Information on the Funds' proxy voting policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available (1) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com and (2) on the Securities and Exchange Commission's website at www.sec.gov.

On page 49, delete the section entitled "TAX STATUS" in its entirety and replace it with the following:

                                   TAX STATUS

The JNL Variable Fund consists of two types of Funds: (i) JNL/Mellon Capital Management Funds and (ii) Sector Funds.

JNL/MELLON CAPITAL MANAGEMENT PORTFOLIOS

The only owners of any JNL/Mellon Capital Management Fund are JNL separate accounts that hold such interests pursuant to variable annuity and variable life insurance contracts. As a limited liability company whose interests are sold only to JNL Separate Accounts, the JNL Variable Fund and its JNL/Mellon Capital Management Funds are disregarded as entities for purposes of federal income taxation.

JNL, through its separate accounts, is treated as owning the assets of the JNL/Mellon Capital Management Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the JNL/Mellon Capital Management Funds are not taxable to the JNL/Mellon Capital Management Funds, and are taxed as part of the operations of JNL.

JNL/MELLON CAPITAL MANAGEMENT SECTOR PORTFOLIOS

The interests in each Sector Fund are owned by one or more separate accounts of JNL that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust, which are regulated investment companies under Subchapter M of the Code. The JNL/Mellon Capital Management Variable Fund Sector Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and each Sector Fund intends to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Sector Fund is treated as a separate corporation for purposes of the Internal Revenue Code. Since each Sector Fund intends to distribute all of its net investment income and net capital gains to its owners, each Sector Fund will not be required to pay any federal income taxes.

If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

CONTRACT OWNERS

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity policy. Additional information relating to the tax treatment of the variable annuity policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity policies issued by JNL. Failure to satisfy those standards would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, a segregated asset account, such as the Fund of a JNL/Mellon Capital Management Fund, will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. Each Sector Fund intends to comply with these diversification requirements.

Each JNL/Mellon Capital Management Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.



(To be used with V3670 05/04.)
                                                                V_______ 10/04

                              JNL VARIABLE FUND LLC

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 23.  Exhibits

(a) Certificate of Formation of Registrant dated October 15, 1998, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on November 30, 1998.

(b)(1) Operating Agreement of Registrant, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

   (2) Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

   (3) Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(c)      Not Applicable

(d)(1) Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

   (2) Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and First Trust Advisors L.P., incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 20, 1999.

   (3) Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

   (4) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and First Trust Advisors L.P. dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

   (5) Amendment to Investment Advisory and Management Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment
         No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

   (6) Investment Sub-Advisory Agreement between Registrant and Jackson National Asset Management, LLC dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

   (7) Amendment to Investment Advisory and Management Agreement, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (8)   Form of Investment Sub-Advisory Agreement between Jackson
         National Asset Management, LLC and Curian Capital LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (9) Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated
         February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

  (10) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

  (11) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective
         Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

  (12) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

  (13) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 4, 2004, attached hereto.

  (14) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, attached hereto.

(e)(1) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account - I dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

   (2)   Form of Distribution Agreement between Registrant and Jackson
         National Life Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (3) Distribution Agreement between Registrant and Jackson National Life Distributors, Inc. dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

   (4) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

   (5) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, attached hereto.

(f)      Not Applicable

(g)(1) Delegation, Custody and Information Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

   (2) Amended and Restated Mutual Fund Custody Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

   (3) Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated December 31, 2001, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (4) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated June 3, 2003, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (5) Form of Mutual Fund Custody and Services Agreement between the Registrant and Curian Clearing, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (6) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (7) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

   (8) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Post-Effective
         Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

   (9) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
         October 4, 2004, attached hereto.

(h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

   (2) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

   (3) Amendment to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated March 20, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

   (4) Amendment to the Administration Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

   (5) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

   (6)   Amendment  to the  Administration  Agreement  between  Registrant  and
         Jackson   National   Asset   Management,  LLC, incorporated
         by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (7) Amendment to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (8) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

   (9) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

   (10) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

   (11) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

   (12) Form of Plan of Reorganization of the JNL Variable Fund LLC, JNL Variable Fund III LLC and JNL Variable Fund V LLC, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

   (13) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, attached hereto.

   (14) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, attached hereto.

(i)      Opinion of Counsel, attached hereto.

(j) Consent of Auditors, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(k)      Not Applicable

(l)      Not Applicable

(m)(1) Form of Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (2) Rule 12b-1 Plan adopted February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

   (3) Form of Rule 12b-1 Plan, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

   (4)   Form of Rule 12b-1 Plan, dated October 4, 2004, attached hereto.

(n)(1) Form of Multiple Class Plan, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (2) Multiple Class Plan adopted February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

   (3) Form of Multiple Class Plan, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

   (4)   Form of Multiple Class Plan, dated October 4, 2004, attached hereto.

(o)      Not Applicable

(p)(1) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

   (2) First Trust Advisors, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

   (3) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

   (4) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

   (5) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

   (6) Curian Capital LLC's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

   (7) Mellon Capital Management's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

   (8) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account - I
         Jackson National Separate Account III
         Jackson National Separate Account IV
         Jackson National Separate Account V
         JNLNY Separate Account I
         JNLNY Separate Account II
         JNLNY Separate Account IV

Item 25. Indemnification.

         Article IV of the Registrant's Operating Agreement provides that each of its Managers and Officers (including persons who serve at the Registrant's request as managers, directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         The  foregoing   indemnification   arrangements  are  subject  to  the
         provisions of Section 17(h) of the Investment Company Act of 1940.

         Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify managers of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

         Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC
         (JNAM) contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Fritts, Bouchard, D'Annunzio, Frauenheim, McLellan and Nerud and
         Mrs. Engler and Ms. Rhee, contained in the section entitled "Management of the Fund" and the description of JNAM contained in the section entitled "Investment Advisory and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                       Address                   Principal Occupation

Andrew B. Hopping          1 Corporate Way           President, Managing
                           Lansing, MI 48951         Board Member
                                                     (3/98 to Present)

Mark D. Nerud              1 Corporate Way           Chief Financial Officer
                           Lansing, MI 48951         (3/98 to Present)

Susan S. Rhee              1 Corporate Way           Secretary
                           Lansing, MI 48951         (1/00 to Present)

Robert A. Fritts           1 Corporate Way           Board Member
                           Lansing, MI 48951         (11/03 to present)

Thomas J. Meyer            1 Corporate Way           Board Member
                           Lansing, MI 48951         (11/03 to present)

     Mellon Capital Management Corporation, File No. 801-19785, the sub-adviser of the funds of the Fund, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and the JNL Series Trust.

(b)      Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
8055 E. Tufts Avenue               Director
Suite 1100
Denver, CO 80237

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Item 28. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are
         in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7),
         (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 28th day of June, 2004.

                       JNL VARIABLE FUND LLC


               By:     /s/ Robert A. Fritts by Thomas J. Meyer*
                       -----------------------------------------
                       Robert A. Fritts
                       President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts by Thomas J. Meyer*           June 28, 2004
--------------------------------------------       --------------
Robert A. Fritts
President, Chief Executive Officer and Manager


/s/ Michelle Engler by Thomas J. Meyer*            June 28, 2004
--------------------------------------------       --------------
Michelle Engler
Manager


/s/ Michael Bouchard by Thomas J. Meyer*           June 28, 2004
--------------------------------------------       --------------
Michael Bouchard
Manager


/s/ Dominic D'Annunzio by Thomas J. Meyer*         June 28, 2004
--------------------------------------------       --------------
Dominic D'Annunzio
Manager


/s/ Joseph Frauenheim by Thomas J. Meyer*          June 28, 2004
--------------------------------------------       --------------
Joseph Frauenheim
Manager


/s/ Richard D. McLellan by Thomas J. Meyer*        June 28, 2004
--------------------------------------------       --------------
Richard D. McLellan
Manager


/s/ Mark D. Nerud by Thomas J. Meyer*              June 28, 2004
--------------------------------------------       --------------
Mark D. Nerud
Vice President, Chief Financial Officer and Treasurer


* Attorney In Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC, a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.



/s/ Mark D. Nerud               Date     February 12, 2004
--------------------------           ------------------------

/s/ Michael Bouchard            Date     February 12, 2004
--------------------------           ------------------------

/s/ Dominic D'Annunzio          Date     February 12, 2004
--------------------------           ------------------------

/s/ Michelle Engler             Date     February 12, 2004
--------------------------           ------------------------

/s/ Joseph Frauenheim           Date     February 12, 2004
--------------------------           ------------------------

/s/ Robert A. Fritts            Date     February 12, 2004
--------------------------           ------------------------

/s/ Richard D. McLellan         Date     February 12, 2004
--------------------------           ------------------------

                                  EXHIBIT LIST


Exhibit
Number          Description


23.(d) (13) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 4, 2004, attached hereto as EX-99.23(d)(13).

         (14) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, attached hereto as EX-99.23(d)(14).

23.(e) (5) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, attached hereto as EX-99.23(e)(5).

23.(g) (9) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
         October 4, 2004, attached hereto as EX-99.23(g)(9).

23.(h) (13) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, attached hereto as EX-99.23(h)(13).

         (14) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, attached hereto as EX-99.23(h)(14).

23.(i)   Opinion of Counsel, attached hereto as EX-99.(i).

23.(m) (4) Form of Rule 12b-1 Plan, dated October 4, 2004, attached hereto as EX-99.23(m)(4).

23.(n) (4) Form of Multiple Class Plan, dated October 4, 2004, attached hereto as EX-99.23(n)(4).